Fixed Assets, net & Right-of-use Assets	6 Months Ended
Jun. 30, 2022
Fixed Assets, net & Right-of-use Assets

4     Fixed Assets, net & Right-of-use Assets

On April 1, 2022, the Company entered into contracts, as amended on April 21, 2022, for the construction of four 8,000 TEU container vessels for an aggregate purchase price of $372.7 million, out of which $49.2 million was advanced before June 30, 2022, an amount of $96.7 million is expected to be paid in 2022 and $226.8 million is expected to be paid at vessels delivery in 2024. On March 11, 2022, the Company entered into contracts for the construction of two 7,100 TEU container vessels for an aggregate purchase price of $156.0 million, out of which $31.2 million was advanced in April 2022, $31.2 million is expected to be paid in 2023 and $93.6 million at vessels delivery expected in 2024. Additionally, a supervision fee of $725 thousand per newbuilding vessel will be payable to Danaos Shipping Company Limited.

On January 17, 2022, the Company entered into agreements to sell its vessels Catherine C and Leo C for an aggregate gross consideration of $130.0 million, out of which $13.0 million was advanced by the buyer and is held in an escrow account as of June 30, 2022. The vessels are expected to be delivered to the buyer in November 2022.

The Company assumed time charter liabilities related to its acquisition of vessels in the second half of 2021. The amortization of these assumed time charters amounted to $32.4 million in the six months ended June 30, 2022 and is presented under “Operating revenues” in the condensed consolidated statement of income. The aggregate future amortization of the assumed time charters as of June 30, 2022 is as follows (in thousands):

Amortization by 12-months period ended:
June 30, 2023	$36,724
June 30, 2024	13,366
Total	50,090
Less: Current portion	(36,724)
Total non-current portion	$13,366

The amount of $36.7 million is presented under current “Unearned revenue” and $13.4 million under “Unearned revenue, net of current portion” in the condensed consolidated balance sheet as of June 30, 2022.

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $504.1 million as of June 30, 2022 and as of December 31, 2021. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap prices. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

On May 12, 2020, the Company refinanced the existing leaseback obligation related to the vessels Hyundai Honour and Hyundai Respect with a new sale and leaseback arrangement amounting to $139.1 million with a four years term, at the end of which the Company will reacquire these vessels for an aggregate amount of $36.0 million or earlier, at the Company’s option, for a purchase price set forth in the agreement. This arrangement did not qualify for a sale of the vessels and the net proceeds were recognized as a financial leaseback liability.

On April 12, 2021, the Company entered into a sale and leaseback arrangement for the vessels CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson amounting to gross proceeds of $135.0 million with a five year term, at the end of which the Company will reacquire these vessels for an aggregate amount of $31.0 million or earlier, at the Company’s option, for a purchase price set forth in the agreement. This arrangement did not qualify for a sale of the vessels and the net proceeds were recognized as a financial leaseback liability. This leaseback liability was early repaid in full on May 12, 2022.

4     Fixed Assets, net & Right-of-use Assets (Continued)

On July 1, 2021, the Company acquired finance lease liability related to Gemini’s vessels Suez Canal and Kota Lima, which expired in July 2022.

Under these lease arrangements, the Company is required to be in compliance with the same financial covenants as required by the Citibank/Natwest $815 million senior secured facility – see Note 8 “Long-Term Debt, net”.

The carrying value of the four vessels subject to leasing obligations amounted to $330.6 million as of June 30, 2022.

The scheduled aggregate leasing instalments subsequent to June 30, 2022 are as follows (in thousands):

Instalments due by 12-months period ended:
June 30, 2023	$50,532
Until May 2024	61,833
Total leasing instalments	112,365
Less: Imputed interest	(6,582)
Total leasing obligation	105,783
Less: Deferred finance costs, net	(1,405)
Less: Current leasing obligation	(46,285)
Leasing obligation, net of current portion	$58,093